Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Disciplined Core Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Disciplined Core Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Disciplined Core Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Core Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Core Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Core Fund - Class A | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class A | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Disciplined Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Disciplined Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Disciplined Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Disciplined Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Disciplined Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Core Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Disciplined Core Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Disciplined Core Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Disciplined Core Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Disciplined Core Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Core Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Core Fund - Class C | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Core Fund - Class C | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class C | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Disciplined Core Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Disciplined Core Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Disciplined Core Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Disciplined Core Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Disciplined Core Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Core Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Core Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Disciplined Core Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Disciplined Core Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Disciplined Core Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Disciplined Core Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Core Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Core Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Core Fund - Institutional Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Disciplined Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Disciplined Core Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Disciplined Core Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Disciplined Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Disciplined Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Core Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Core Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Disciplined Core Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Disciplined Core Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Disciplined Core Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Disciplined Core Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Core Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Core Fund - Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional 2 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Core Fund - Institutional 2 Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Disciplined Core Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Disciplined Core Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Disciplined Core Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Core Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Disciplined Core Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Disciplined Core Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Disciplined Core Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Disciplined Core Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Core Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Core Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional 3 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Core Fund - Institutional 3 Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Disciplined Core Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Disciplined Core Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Disciplined Core Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Core Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Disciplined Core Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Disciplined Core Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%